Deferred Income Taxes (Details) - Schedule of reconciliation of total tax recovery - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Total Tax Recovery Abstract
Loss before income taxes	$ (37,991)	$ (36,589)	$ (26,059)
Income tax rate	28.50%	28.50%	28.50%
Accounting profit	$ (10,827)	$ (10,428)	$ (7,427)
Effect on income taxes of:
Non-deductible share-based compensation	600	650	343
Unrecognized temporary differences	10,192	9,749	7,055
Other non-deductible items	21	29	29
Income tax based on rates different from the Canadian tax rate	14
Income tax recovery